Average Annual Total Returns - Delaware Tax-Free Minnesota Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	5.21%	3.91%	4.63%	(1.01%)	2.11%	3.68%	(1.01%)	2.06%	3.62%	0.37%	2.25%	3.60%	1.88%	2.29%	3.37%	3.92%	3.32%	4.19%	Dec. 31, 2013